Eaton Vance Institutional Emerging Markets Debt Fund

EATON VANCE INSTITUTIONAL EMERGING MARKETS DEBT FUND

Supplement to Prospectus dated December 1, 2013

The following replaces the fourth paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund will have significant exposure to foreign currencies and duration and its investments in a particular geographic region or country also may be significant. The Fund’s investment adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging markets. An emerging market country is any country determined by the Fund’s investment adviser to have an emerging market economy, considering factors such as the country’s political and economic stability, and the development of its financial and capital markets. Emerging market countries include so-called frontier market countries, which generally are considered by the portfolio managers to be countries that (i) are not included in the Index, or (ii) represent 2% or less of the Index. The Fund does not invest in developed countries, except for purposes of hedging, gaining exposure to fixed-income securities denominated in currencies of emerging market countries and investments (including through derivative investments) in U.S. Treasuries and government agency securities, and agency mortgage-backed securities. The Fund currently considers the following countries to be developed: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.

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